TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Disclosure of trade payables and other current liabilities

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Codere Online U.S. Corp. (f/k/a DD3 Acquisition Corp. II) (the “Company”) was incorporated in Delaware on September 30, 2020. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).

As of September 30, 2021, the Company had not commenced any operations. All activity through September 30, 2021 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”), which is described below, and identifying a target for a Business Combination. We do not expect to generate any operating revenues. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statements for the Company’s Initial Public Offering were declared effective on December 7, 2020. On December 10, 2020, the Company consummated the Initial Public Offering of 12,500,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $125,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 370,000 units (each, a “Private Unit” and, collectively, the “Private Units”) at a price of $10.00 per Private Unit in a private placement to DD3 Sponsor Group, LLC (the “Sponsor”) and the Forward Purchase Investors (as defined in Note 5), generating gross proceeds of $3,700,000, which is described in Note 5.

Transaction costs amounted to $2,966,508, consisting of $2,500,000 of underwriting fees and $466,508 of other offering costs.

Following the closing of the Initial Public Offering on December 10, 2020, an amount of $125,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.

The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Units, although substantially all of the net proceeds were intended to be applied generally toward consummating a Business Combination. The Company was required to complete a Business Combination with one or more target businesses that together had an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company would only complete a Business Combination if the post-transaction company owned or acquired 50% or more of the outstanding voting securities of the target or otherwise acquired a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company was required to provide its public stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination, either (i) in connection with a stockholder meeting called to approve such Business Combination or (ii) by means of a tender offer. The public stockholders were entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account, calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There would be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. As a result, shares of common stock are recorded at their redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”).

The Company would only proceed with a Business Combination if the Company had net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company sought stockholder approval, a majority of the shares voted were voted in favor of the Business Combination. If a stockholder vote was not required by law and the Company did not decide to hold a stockholder vote for business or other reasons, the Company would, pursuant to its Amended and Restated Certificate of Incorporation in effect prior to Closing of the Codere Business Combination (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction was required by law, or the Company decided to obtain stockholder approval for business or other reasons, the Company would offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company sought stockholder approval in connection with a Business Combination, the Company’s Sponsor, initial stockholders, officers and directors agreed to vote their Founder Shares (as defined in Note 5), Private Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder could elect to convert their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all.

If the Company sought stockholder approval of a Business Combination and it did not conduct conversions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provided that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), would be restricted from converting its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Company’s Sponsor, initial stockholders, officers and directors agreed (a) to waive their conversion rights with respect to any Founder Shares, Private Shares and Public Shares held by them in connection with the completion of a Business Combination or any amendment to the Amended and Restated Certificate of Incorporation prior thereto and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligations with respect to conversion rights as described in the Company’s final prospectus for its Initial Public Offering or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provided the public stockholders with the opportunity to convert their Public Shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable), divided by the number of then outstanding Public Shares.

The Company had until December 10, 2022 to complete a Business Combination (the “Combination Period”). If the Company was unable to complete a Business Combination within the Combination Period, the Company would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeemed the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations, divided by the number of then outstanding Public Shares, which redemption would have completely extinguished public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolved and liquidated, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There would be no conversion rights or liquidating distributions with respect to the Company’s warrants, which would expire worthless if the Company failed to complete a Business Combination within the Combination Period.

The Company’s Sponsor, initial stockholders, officers and directors agreed to waive their liquidation rights with respect to the Founder Shares if the Company had failed to complete a Business Combination within the Combination Period. However, if the Company’s Sponsor, initial stockholders, officers or directors acquired Public Shares in or after the Initial Public Offering, such Public Shares would have been entitled to liquidating distributions from the Trust Account if the Company failed to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution would have been less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company discussed entering into a transaction agreement, reduced the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay the Company’s taxes. This liability would not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver was deemed to be unenforceable against a third party, the Sponsor would not be responsible to the extent of any liability for such third-party claims. The Company would seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company did business, executed agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination

On June 21, 2021, we entered into the Business Combination Agreement with Codere Newco, S.A.U., a corporation (sociedad anónima unipersonal) registered and incorporated under the laws of Spain (“Codere Newco”), Servicios de Juego Online S.A.U., a corporation (sociedad anónima unipersonal) registered and incorporated under the laws of Spain (“SEJO”), Codere Online Luxembourg, S.A., a limited liability company (société anonyme) governed by the laws of the Grand Duchy of Luxembourg (“Holdco”) and Codere Online U.S. Corp., a Delaware corporation (“Merger Sub”) (the “Business Combination Agreement”), which provided for the business combination that resulted, among other things, in the Company and SEJO becoming wholly-owned subsidiaries of Holdco (the “Codere Business Combination”). In connection with the Codere Business Combination, Holdco filed a registration statement on Form F-4 (File No. 333-258759) (as subsequently amended, the “Form F-4”) with the U.S. Securities and Exchange Commission (the “SEC”) on August 12, 2021 that included a proxy statement with respect to our special meeting of stockholders which was held on November 18, 2021 to approve the Business Combination Agreement, among other matters, as well as a prospectus of Holdco with respect to the issuance of Holdco securities in the Codere Business Combination.

Pursuant to the Business Combination Agreement, following the effectiveness of (i) the contribution and exchange, effective at 10:00 a.m. New York time on November 29, 2021 (the “Exchange Effective Time”), by Codere Newco of its ordinary shares of SEJO, all with a nominal value of €1.00 per share, (the “SEJO Ordinary Shares”) to Holdco in exchange for additional ordinary shares of Holdco, with a nominal value of €1.00 per share (the “Holdco Ordinary Shares”), which were subscribed for by Codere Newco (the “Exchange”), as contemplated by and pursuant to the Contribution and Exchange Agreement, dated as of June 21, 2021, by and between Holdco, SEJO and Codere Newco (the “Contribution and Exchange Agreement”) and (ii) the merger of Merger Sub with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of Holdco (the “Merger”) at 12:01 a.m. New York time on November 30, 2021 (the “Merger Effective Time”), the parties consummated the Codere Business Combination and SEJO and the Company became direct wholly-owned subsidiaries of Holdco. Pursuant to the Business Combination Agreement, each of the following transactions occurred in the following order:

●	pursuant to the Contribution and Exchange Agreement, Codere Newco, effective on the Exchange Effective Time, contributed its SEJO Ordinary Shares constituting all the issued and outstanding share capital of SEJO to Holdco in exchange for additional Holdco Ordinary Shares, which were subscribed for by Codere Newco. As a result of the Exchange, SEJO became a wholly-owned subsidiary of Holdco and Holdco continued to be a wholly-owned subsidiary of Codere Newco at the Exchange Effective Time;

●	after the Exchange and immediately prior to the Merger Effective Time, each share of the Company’s Class B common stock automatically converted into and exchanged for one share of the Company’s Class A common stock (the “Class B Conversion”);

●	on the Closing date, pursuant to the Merger, Merger Sub merged with and into the Company, with the Company surviving such merger and becoming a direct wholly-owned subsidiary of Holdco and, in connection therewith, the Company’s corporate name changed to “Codere Online U.S. Corp.”;

●	in connection with the Merger, all shares of the Company’s Class A common stock issued and outstanding immediately prior to the Merger Effective Time, but after the Class B Conversion, were contributed to Holdco in exchange for the Merger Consideration (as defined in the Business Combination Agreement) in the form of one Holdco Ordinary Share for each share of the Company’s Class A common stock pursuant to the share capital increase of Holdco by way of the issuance of one Holdco Ordinary Share in consideration of each share of the Company’s Class A common stock issued and outstanding immediately prior to the Merger Effective Time (which for the avoidance of doubt did not include shares of the Company’s Class A common stock as to which redemption rights were exercised) (the “Holdco Capital Increase”), as set forth in the Business Combination Agreement; and

●	as of the Merger Effective Time, each warrant of the Company that was outstanding immediately prior to the Merger Effective Time no longer represented a right to acquire one share of the Company’s DD3 Class A common stock and instead represented the right to acquire one Holdco Ordinary Share on substantially the same terms.

Codere Newco held 30,000,000 Holdco Ordinary Shares upon consummation of the Exchange.

At the Merger Effective Time, each share of the Company’s Class A common stock issued and outstanding immediately prior to the Merger Effective Time was exchanged for one validly issued and fully paid Holdco Ordinary Share.

The terms of the Business Combination Agreement and other related ancillary agreements entered into in connection with the closing of the Codere Business Combination (the “Closing”) are summarized in more detail in our Current Report on Form 8-K filed with the SEC on June 22, 2021 and in the Form F-4.

Liquidity and Management’s Plans

As of September 30, 2021, the Company had approximately $268,360 in cash and a working capital deficit of $583,674. The Company’s liquidity needs through September 30, 2021 and prior to the consummation of the Initial Public Offering were satisfied through the proceeds of $25,000 from the Sponsor to purchase Founders Shares, and loan proceeds from the Sponsor of up to $300,000 under the promissory note (Note 5). The Company borrowed and repaid $105,747 as of the date of the Initial Public Offering. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity had been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account.

Management was of the belief that the funds which the Company had available at September 30, 2021 were insufficient to sustain operations for a period of at least one (1) year from the issuance date of this financial statement. Accordingly, substantial doubt about the Company’s ability to continue as a going concern existed.

On June 21, 2021, the Company entered into the Business Combination Agreement and subsequently on November 30, 2021, the Codere Business Combination closed, which provided the Company access to additional capital that is sufficient to sustain operations and meet obligations as they become due within one year. As such, substantial doubt has been alleviated.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Codere Online Busines [Member]
Reserve Quantities [Line Items]
Disclosure of trade payables and other current liabilities

	06/30/2021	12/31/2020
Trade receivables:
Other receivables from the Codere Group companies (Note 11)	360	936
Impairment of trade receivables	(6)	(101)
Other current assets:
Current tax asset (VAT)	171	319
Prepayments	532	254
Other receivables	116	238
Total	1,173	1,646

Disclosure of other current liabilities

Expected credit loss as of 12/31/2019	30
Additions	71
Reversal	—
Expected credit loss as of 12/31/2020	101
Additions	—
Reversal	(95)
Expected credit loss as of 06/30/2021	6

Codere Online Business [Member]
Reserve Quantities [Line Items]
Disclosure of other current liabilities

	12/31/2020	12/31/2019	01/01/2019
Accrued salaries	232	238	341
Current gaming tax liabilities	1,510	—	1,069
Others	272	1,225	—
Total	2,014	1,463	1,410

Trade Receivables and Other Current assets

	12/31/2020	12/31/2019	01/01/2019
Trade receivables:
Other receivables from the Codere Group companies (Note 15)	936	29,216	26,738
Impairment of trade receivables	(101)	(30)	(53)

Other current assets:
Current tax asset (VAT)	319	117	8
Prepayments	254	231	808
Other receivables	238	198	281
Total	1,646	29,732	27,782

Disclosure of Group’s trade receivables

Currency	12/31/2020	12/31/2019	01/01/2019
EUR	1,584	29,622	27,763
GIP	3	3	—
ILS	59	107	19
Total	1,646	29,732	27,782

Disclosure of pimpairment of accounts receivable

Expected credit loss as of 01/01/2019	53
Additions	—
Reversal	(23)
Expected credit loss as of 12/31/2019	30
Additions	71
Reversal	—
Expected credit loss as of 12/31/2020	101